Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2020
Shares		Value
	COMMON STOCKS - 10.0%
	ADVERTISING & MARKETING - 0.1%
109	Omnicom Group, Inc.	$5,145

	AEROSPACE & DEFENSE - 0.4%
63	Boeing Co.	9,097
18	Lockheed Martin Corporation	6,302
21	Northrop Grumman Corporation	6,086
		21,485
	APPAREL & TEXTILE PRODUCTS - 0.2%
62	Carter's, Inc.	5,050
63	Nike, Inc.	7,565
		12,615
	ASSET MANAGEMENT - 0.4%
30	Ameriprise Financial, Inc.	4,825
91	Eaton Vance Corporation	5,441
56	LPL Financial Holdings, Inc.	4,476
42	T Rowe Price Group, Inc.	5,320
		20,062
	AUTOMOTIVE - 0.2%
205	Gentex Corporation	5,672
100	Magna International, Inc.	5,111
		10,783
	BANKING - 1.1%
89	Bank of Hawaii Corporation	5,397
121	Bank of Nova Scotia	5,029
160	Citizens Financial Group, Inc.	4,360
484	Huntington Bancshares, Inc.	5,053
116	JPMorgan Chase & Company	11,373
355	KeyCorp.	4,608
79	Royal Bank of Canada	5,529
127	US Bancorp	4,947
200	Wells Fargo & Company	4,290
114	Western Alliance Bancorp	4,697
		55,283
	BEVERAGES - 0.1%
63	Coca-Cola Co.	3,028

	BIOTECHNOLOGY & PHARMACEUTICALS - 0.5%
63	Amgen, Inc.	13,667
63	Johnson & Johnson	8,638
63	Merck & Company, Inc.	4,738
		27,043
	CHEMICALS - 0.3%
50	Celanese Corporation	5,676
63	Dow, Inc.	2,866
69	LyondellBasell Industries N.V.	4,723
		13,265
	COMMERCIAL SUPPORT SERVICES - 0.1%
80	ManpowerGroup, Inc.	5,430

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020
Shares		Value
	DIVERSIFIED INDUSTRIALS - 0.4%
63	3M Co.	$10,077
63	Honeywell International, Inc.	10,392
		20,469
	ENTERTAINMENT CONTENT - 0.1%
63	Walt Disney Co.	7,639

	HEALTH CARE FACILITIES & SERVICES - 0.4%
63	UnitedHealth Group, Inc.	19,224

	HOUSEHOLD PRODUCTS - 0.2%
976	ACCO Brands Corporation	5,143
28	Whirlpool Corporation	5,179
		10,322
	HOME CONSTRUCTION - 0.1%
97	Patrick Industries, Inc.	5,408

	HOUSEHOLD PRODUCTS - 0.2%
63	Procter & Gamble Company	8,637

	INDUSTRIAL SUPPORT SERVICES - 0.1%
152	Triton International Ltd.	5,606

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
63	Goldman Sachs Group, Inc.	11,910

	INSURANCE - 0.2%
63	Travelers Co, Inc.	7,605

	LEISURE FACILITIES & SERVICES - 0.3%
63	McDonald's Corporation	13,419
104	Wyndham Destinations, Inc.	3,393
		16,812
	MACHINERY - 0.3%
63	Caterpillar, Inc.	9,894
76	Oshkosh Corporation	5,119
		15,013
	OIL & GAS PRODUCERS - 0.1%
63	Chevron Corp.	4,378

	REAL ESTATE INVESTMENT TRUST - 0.1%
380	iStar, Inc.	4,484

	RETAIL - CONSUMER STAPLES - 0.3%
46	Target Corporation	7,002
63	Walgreens Boots Alliance, Inc.	2,145
63	Walmart, Inc.	8,741
		17,888
	RETAIL - DISCRETIONARY - 1.1%
57	Best Buy Company, Inc.	6,358
81	Dick's Sporting Goods, Inc.	4,589
33	Group 1 Automotive, Inc.	3,501
87	Home Depot, Inc.	23,204
Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)(Continued)
October 31, 2020
Shares		Value
	RETAIL - DISCRETIONARY (continued) - 1.1%
25	Lithia Motors, Inc.	$5,739
98	Penske Automotive Group, Inc.	5,014
64	Williams-Sonoma, Inc.	5,837
		54,242
	SEMICONDUCTORS - 0.2%
63	Intel Corp.	2,790
18	Lam Research Corporation	6,157
		8,947
	SOFTWARE- 0.5%
63	Microsoft Corp.	12,756
63	salesforce.com, Inc. *	14,633
		27,389
	SPECIALTY FINANCE - 0.4%
63	American Express Company	5,748
58	Discover Financial Services	3,770
424	Navient Corporation	3,396
187	Santander Consumer USA Holdings, Inc.	3,804
156	Synchrony Financial	3,903
		20,621
	STEEL - 0.1%
51	Reliance Steel & Aluminum Company	5,558

	TECHNOLOGY HARDWARE - 0.5%
117	Apple, Inc.	12,737
63	Cisco Systems, Inc.	2,262
125	Seagate Technology plc	5,977
190	Xerox Holdings Corporation	3,302
		24,278
	TECHNOLOGY SERVICES - 0.6%
47	CDW Corporation	5,762
63	International Business Machines Corporation	7,034
63	Visa, Inc.	11,448
240	Western Union Company	4,666
		28,910
	TELECOMMUNICATIONS - 0.1%
63	Verizon Communications, Inc.	3,590

	TRANSPORTATION EQUIPMENT - 0.1%
32	Cummins, Inc.	7,036

	TOTAL COMMON STOCKS (Cost - $475,440)	510,105

	TOTAL INVESTMENTS - 10.0% (Cost $475,440)	$510,105
	OTHER ASSETS LESS LIABILITIES - 90.0%	4,569,991
	NET ASSETS - 100.0%	$5,080,096

* Non-income producing security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$510,105	$-	$-	$510,105
Total	$510,105	$-	$-	$510,105

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.
Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$469,198	$43,634	$(2,727)	$40,907